Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended
	Mar. 01, 2022 USD ($) yr	Jan. 28, 2022 USD ($) yr $ / shares shares	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital						$ 6,875		$ 6,875			$ 6,489
Nominal value per share of non-voting shares | $ / shares						$ 0.0769		$ 0.0769
Share issue related cost									$ 1,677
Proceeds from the exercise of warrants								$ 0	22,117
JGB Management, Inc. [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Debt conversion, conversion of principal amount			$ 3,500
Debt conversion, converted instrument, shares issued | shares			14,272,239
Tranche Two [Member] | JGB Management, Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Debt conversion, conversion of principal amount						$ 1,300
Debt conversion, converted instrument, shares issued | shares						800,000
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Risk-free interest rate	1.72%
Expected term | yr	3
Implied volatility	95.80%
Warrants, fair value	$ 722				$ 722
Decrease in fair value of warrants					$ 193
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member] | Tranche Two [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued | shares		1,018,716
Warrants exercise price per share | $ / shares		$ 1.87
Waiver payment of notes issued		$ 1,250
Transaction fees of warrant liability		$ 163
Warrants Issued from Securities Purchase Agreement with JGB Management, Inc. [Member] | Tranche Two [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Risk-free interest rate		1.78%
Expected term | yr		3
Implied volatility		96.50%
Warrants, fair value		$ 915
Treasury Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						24,921,292		24,921,292			5,265,203
Share issue related cost									$ 0
Common shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share capital						$ 6,900		$ 6,900			$ 6,500
Number of shares issued and fully paid | shares						84,499,179		84,499,179			79,855,268
Common shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares										23,400,000
Par value of shares | $ / shares										$ 0.0769
ATM [Member] | Treasury Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares									13,949,613
Share price | $ / shares									$ 3.51
Proceeds from sale of treasury shares									$ 49,000
Share issue related cost									$ 1,500
Proceeds from the exercise of warrants							$ 22,100
Number of warrants exercised | shares							6,448,240
ATM [Member] | Treasury Shares [Member] | SVB Leerink LLC [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						3,743,911		3,743,911
Share price | $ / shares						$ 1.51		$ 1.51
Proceeds from sale of treasury shares								$ 5,700
Share issue related cost								$ 200
ATM [Member] | Treasury Shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from sale of treasury shares				$ 900
ATM [Member] | Treasury Shares [Member] | Potential Ordinary Share Transactions [Member] | SVB Leerink LLC [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares				3,077,175
Share price | $ / shares				$ 0.29